FINANCIAL ASSETS AT AMORTISED COST - Schedule of Debt Securities and Loans and Advances to Banks and Customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	£ 4,000
Exchange and other adjustments	(91)	£ 19	£ 0
Impact of transfers between stages	907	(61)	1,456
Other changes in credit quality	547	(416)	2,246
Additions and repayments	(62)	794	(168)
Methodology and model changes	(63)	(42)	165
Ending balance, undrawn balances and allowance for expected credit losses	4,796	4,000
Net carrying amount	11,913	7,474	5,950
Net carrying amount	435,627	430,829
Net carrying amount	39,259	49,708
Net carrying amount	7,331	4,562
Total financial assets at amortised cost	491,396	490,316
Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1		0
Transfers to Stage 2		0
Transfers to Stage 3		0
Impact of transfers between stages		0
Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0	4
Exchange and other adjustments	0	0
Additions and repayments	2	(1)
Impact of transfers between stages	0
Other changes in credit quality	7	(3)
Credit to the income statement		(4)
Charge to the income statement	9
Ending balance, undrawn balances and allowance for expected credit losses	9	0	4
Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	3,804	5,701
Exchange and other adjustments	110	119
Impact of transfers between stages	846	(12)
Other changes in credit quality	501	(289)
Additions and repayments	36	(738)
Methodology and model changes	(63)	(42)
Credit to the income statement		(1,081)
Charge to the income statement	1,320
Advances written off	(941)	(1,094)
Recoveries of advances written off in previous years	182	159
Ending balance, undrawn balances and allowance for expected credit losses	£ 4,475	£ 3,804	5,701
Drawn ECL coverage (%)	1.00%	0.90%
Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	£ 2	£ 1
Exchange and other adjustments	0	1
Additions and repayments	3	0
Impact of transfers between stages	0	0
Other changes in credit quality	3
Charge to the income statement	6	0
Ending balance, undrawn balances and allowance for expected credit losses	8	2	1
Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	417,854	440,935
Stage 1 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0	4
Exchange and other adjustments	0	0
Additions and repayments	2	(1)
Impact of transfers between stages	0
Other changes in credit quality	7	(3)
Credit to the income statement		(4)
Charge to the income statement	9
Ending balance, undrawn balances and allowance for expected credit losses	9	0	4
Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	909	1,347
Exchange and other adjustments	1	(2)
Impact of transfers between stages	(17)	75
Other changes in credit quality	(314)	(239)
Additions and repayments	97	(209)
Methodology and model changes	2	(63)
Credit to the income statement	(232)	(436)
Ending balance, undrawn balances and allowance for expected credit losses	678	909	1,347
Stage 1 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	1	0
Exchange and other adjustments	0	1
Additions and repayments	3	0
Impact of transfers between stages	0	0
Other changes in credit quality	3
Charge to the income statement	6	0
Ending balance, undrawn balances and allowance for expected credit losses	7	1	0
Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	58,314	33,781
Stage 2 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Other changes in credit quality	0	0
Credit to the income statement		0
Charge to the income statement	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0	0
Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	1,112	2,125
Exchange and other adjustments	1	(5)
Impact of transfers between stages	507	(423)
Other changes in credit quality	73	(256)
Additions and repayments	88	(344)
Methodology and model changes	11	15
Credit to the income statement		(1,008)
Charge to the income statement	679
Ending balance, undrawn balances and allowance for expected credit losses	1,792	1,112	2,125
Stage 2 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0	0
Other changes in credit quality	0
Charge to the income statement	0	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0	0
Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	5,859	4,833
Stage 3 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Other changes in credit quality	0	0
Credit to the income statement		0
Charge to the income statement	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0	0
Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	1,573	1,968
Exchange and other adjustments	43	5
Impact of transfers between stages	356	336
Other changes in credit quality	664	254
Additions and repayments	(91)	(98)
Methodology and model changes	(47)	6
Charge to the income statement	882	498
Advances written off	(928)	(1,057)
Recoveries of advances written off in previous years	182	159
Ending balance, undrawn balances and allowance for expected credit losses	1,752	1,573	1,968
Stage 3 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	1	1
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0	0
Other changes in credit quality	0
Charge to the income statement	0	0
Ending balance, undrawn balances and allowance for expected credit losses	1	1	1
POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost	9,369	10,767
POCI £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Other changes in credit quality	0	0
Credit to the income statement		0
Charge to the income statement	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0	0
POCI £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	210	261
Exchange and other adjustments	65	121
Other changes in credit quality	78	(48)
Additions and repayments	(58)	(87)
Methodology and model changes	(29)	0
Credit to the income statement	(9)	(135)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Ending balance, undrawn balances and allowance for expected credit losses	253	210	261
POCI £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Other changes in credit quality	0
Charge to the income statement	0	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0	0
Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	4,478	4,328
Beginning balance, undrawn balances and allowance for expected credit losses	0
Exchange and other adjustments	421	15
Additions and repayments	3,473	135
Impact of transfers between stages	0
Ending balance, loans and advances to banks	8,372	4,478	4,328
Ending balance, undrawn balances and allowance for expected credit losses	9	0
Net carrying amount	8,363	4,478
Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	0
Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	434,633	431,395
Beginning balance, undrawn balances and allowance for expected credit losses	3,804
Exchange and other adjustments	(1,559)	(2,563)
Additions and repayments	7,787	6,736
Impact of transfers between stages	0	0
Advances written off	(941)	(1,094)
Recoveries of advances written off in previous years	182	159
Ending balance, undrawn balances and allowance for expected credit losses	4,475	3,804
Ending balance, loans and advances to customers	440,102	434,633	431,395
Net carrying amount	435,627	430,829
Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	0	0
Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	0	0
Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	0	0
Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
Stage 1 £m | Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	176	562
Stage 1 £m | Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(167)	(551)
Stage 1 £m | Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(9)	(11)
Stage 2 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
Stage 2 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages		0
Stage 2 £m | Stage 1 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
Stage 2 £m | Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(66)	(48)
Stage 2 £m | Stage 1 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages		0
Stage 2 £m | Stage 2 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
Stage 2 £m | Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	135	155
Stage 2 £m | Stage 2 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages		0
Stage 2 £m | Stage 3 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
Stage 2 £m | Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(69)	(107)
Stage 2 £m | Stage 3 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages		0
Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(8)	(13)
Stage 3 £m | Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(158)	(220)
Stage 3 £m | Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	166	233
Impact of transfers between stages | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	846	(12)
Impact of transfers between stages | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Stage 1 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	(119)	(426)
Impact of transfers between stages | Stage 1 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Stage 2 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	697	193
Impact of transfers between stages | Stage 2 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Stage 3 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	268	221
Impact of transfers between stages | Stage 3 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Impact of transfers between stages	0	0
Reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Ending balance, reverse repurchase agreements	39,259	49,708
Net carrying amount	39,259	49,708
Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	4,564	5,138
Beginning balance, undrawn balances and allowance for expected credit losses	2
Exchange and other adjustments	205	(20)
Additions and repayments	2,570	(554)
Impact of transfers between stages	0	0
Ending balance, undrawn balances and allowance for expected credit losses	8	2
Ending balance, debt securities	7,339	4,564	5,138
Net carrying amount	7,331	4,562
Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	0
Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2		0
Stage 1 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	48
Exchange and other adjustments	0	0
Additions and repayments	5,268	19,179
Impact of transfers between stages	(21,380)	3,032
Ending balance, undrawn balances and allowance for expected credit losses	91	48
RetailMortgages	£ 257,517	£ 273,629	251,418
Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Drawn ECL coverage (%)	0.20%	0.20%
Stage 1 £m | Stage 1 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	£ 5,107	£ 10,109
Stage 1 £m | Stage 2 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(26,043)	(6,930)
Stage 1 £m | Stage 3 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(444)	(147)
Stage 1 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	4,478	4,328
Beginning balance, undrawn balances and allowance for expected credit losses	0
Exchange and other adjustments	421	15
Additions and repayments	3,472	135
Impact of transfers between stages	(2)
Ending balance, loans and advances to banks	8,369	4,478	4,328
Ending balance, undrawn balances and allowance for expected credit losses	9	0
Net carrying amount	8,360	4,478
Stage 1 £m | Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(2)
Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	382,366	361,161
Beginning balance, undrawn balances and allowance for expected credit losses	909
Exchange and other adjustments	(1,574)	(2,518)
Additions and repayments	9,769	17,928
Impact of transfers between stages	(27,795)	5,795
Ending balance, undrawn balances and allowance for expected credit losses	678	909
Ending balance, loans and advances to customers	362,766	382,366	361,161
Net carrying amount	362,088	381,457
Stage 1 £m | Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	8,329	18,662
Stage 1 £m | Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(34,889)	(11,995)
Stage 1 £m | Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(1,235)	(872)
Stage 1 £m | Reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Ending balance, reverse repurchase agreements	39,259	49,708
Net carrying amount	39,259	49,708
Stage 1 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	4,554	5,137
Beginning balance, undrawn balances and allowance for expected credit losses	1
Exchange and other adjustments	205	(20)
Additions and repayments	2,570	(557)
Impact of transfers between stages	9	(6)
Ending balance, undrawn balances and allowance for expected credit losses	7	1
Ending balance, debt securities	7,338	4,554	5,137
Net carrying amount	7,331	4,553
Stage 1 £m | Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	9
Stage 1 £m | Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2		(6)
Stage 2 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	394
Exchange and other adjustments	0	0
Additions and repayments	670	(3,598)
Impact of transfers between stages	19,315	(3,622)
Ending balance, undrawn balances and allowance for expected credit losses	552	394
RetailMortgages	£ 41,783	£ 21,798	29,018
Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Drawn ECL coverage (%)	3.00%	3.20%
Stage 2 £m | Stage 1 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	£ (5,096)	£ (10,105)
Stage 2 £m | Stage 2 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	26,204	7,425
Stage 2 £m | Stage 3 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(1,793)	(942)
Stage 2 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	0	0
Beginning balance, undrawn balances and allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	1	0
Impact of transfers between stages	2
Ending balance, loans and advances to banks	3	0	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Net carrying amount	3	0
Stage 2 £m | Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	2
Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	34,884	51,280
Beginning balance, undrawn balances and allowance for expected credit losses	1,112
Exchange and other adjustments	24	(31)
Additions and repayments	687	(8,633)
Impact of transfers between stages	24,508	(7,732)
Ending balance, undrawn balances and allowance for expected credit losses	1,792	1,112
Ending balance, loans and advances to customers	60,103	34,884	51,280
Net carrying amount	58,311	33,772
Stage 2 £m | Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(8,256)	(18,623)
Stage 2 £m | Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	35,291	12,709
Stage 2 £m | Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	(2,527)	(1,818)
Stage 2 £m | Reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Ending balance, reverse repurchase agreements	0	0
Net carrying amount	0	0
Stage 2 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	9	0
Beginning balance, undrawn balances and allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	3
Impact of transfers between stages	(9)	6
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Ending balance, debt securities	0	9	0
Net carrying amount	0	9
Stage 2 £m | Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(9)
Stage 2 £m | Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2		6
Stage 3 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	184
Exchange and other adjustments	0	0
Additions and repayments	(585)	(490)
Impact of transfers between stages	2,065	590
Advances written off	(28)	(28)
Recoveries of advances written off in previous years	24	9
Ending balance, undrawn balances and allowance for expected credit losses	311	184
RetailMortgages	£ 3,416	£ 1,940	1,859
Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Drawn ECL coverage (%)	23.00%	24.60%
Stage 3 £m | Stage 1 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	£ (11)	£ (4)
Stage 3 £m | Stage 2 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(161)	(495)
Stage 3 £m | Stage 3 £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	2,237	1,089
Stage 3 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	0	0
Beginning balance, undrawn balances and allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Ending balance, loans and advances to banks	0	0	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Net carrying amount	0	0
Stage 3 £m | Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	0
Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	6,406	6,443
Beginning balance, undrawn balances and allowance for expected credit losses	1,573
Exchange and other adjustments	(21)	(82)
Additions and repayments	(1,315)	(994)
Impact of transfers between stages	3,287	1,937
Advances written off	(928)	(1,057)
Recoveries of advances written off in previous years	182	159
Ending balance, undrawn balances and allowance for expected credit losses	1,752	1,573
Ending balance, loans and advances to customers	7,611	6,406	6,443
Net carrying amount	5,859	4,833
Stage 3 £m | Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	(73)	(39)
Stage 3 £m | Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	(402)	(714)
Stage 3 £m | Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	3,762	2,690
Stage 3 £m | Reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Ending balance, reverse repurchase agreements	0	0
Net carrying amount	0	0
Stage 3 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	1	1
Beginning balance, undrawn balances and allowance for expected credit losses	1
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0	0
Ending balance, undrawn balances and allowance for expected credit losses	1	1
Ending balance, debt securities	1	1	1
Net carrying amount	0	0
Stage 3 £m | Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	0
Stage 3 £m | Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2		0
POCI £m | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	210
Exchange and other adjustments	12	68
Additions and repayments	(1,354)	(1,565)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Ending balance, undrawn balances and allowance for expected credit losses	253	210
RetailMortgages	£ 9,622	£ 10,977	12,511
POCI £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Drawn ECL coverage (%)	2.60%	1.90%
POCI £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to banks	£ 0	£ 0
Beginning balance, undrawn balances and allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance, loans and advances to banks	0	0	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Net carrying amount	0	0
POCI £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, loans and advances to customers	10,977	12,511
Beginning balance, undrawn balances and allowance for expected credit losses	210
Exchange and other adjustments	12	68
Additions and repayments	(1,354)	(1,565)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Ending balance, undrawn balances and allowance for expected credit losses	253	210
Ending balance, loans and advances to customers	9,622	10,977	12,511
Net carrying amount	9,369	10,767
POCI £m | Reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Ending balance, reverse repurchase agreements	0	0
Net carrying amount	0	0
POCI £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, debt securities	0	0
Beginning balance, undrawn balances and allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages		0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Ending balance, debt securities	0	0	0
Net carrying amount	0	0
POCI £m | Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2		0
Due from fellow Lloyds Banking Group undertakings
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	816	739
Net carrying amount	816	739
Due from fellow Lloyds Banking Group undertakings | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	816	739
Net carrying amount	816	739
Due from fellow Lloyds Banking Group undertakings | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Due from fellow Lloyds Banking Group undertakings | POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	0
Ending balance, undrawn balances and allowance for expected credit losses	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Net carrying amount	0	0
Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning balance, undrawn balances and allowance for expected credit losses	836
Exchange and other adjustments		68
Additions and repayments		13,526
Advances written off		(65)
Recoveries of advances written off in previous years		9
Ending balance, undrawn balances and allowance for expected credit losses	1,207	836
RetailMortgages	312,338	308,344	£ 294,806
Retail – UK mortgages | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Additions and repayments	3,999
Advances written off	(41)
Recoveries of advances written off in previous years	24
Retail – UK mortgages | Retail – UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Exchange and other adjustments	12
Impact of transfers between stages	0
RetailMortgages		£ 308,344
Retail – UK mortgages | Retail – UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 1	0
Retail – UK mortgages | Retail – UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 2	0
Retail – UK mortgages | Retail – UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Transfers to Stage 3	£ 0